SAMCO FUND, INC.

                                 SAMCO FIXED INCOME PORTFOLIO









                                    Semi-Annual Report
                                      April 30, 1999











SAMCO FUND, INC.

--------------------------------------------------------------------------------
SAMCO FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
APRIL  30, 1999 (unaudited)






Portfolio of Investments..................................................1


Statement of Assets and Liabilities.......................................5


Statement of Operations ..................................................6


Statement of Changes in Net Assets .......................................7


Financial Highlights .....................................................8


Notes to Financial Statements ............................................9








SAMCO FUNDS, INC.

--------------------------------------------------------------------------------
SAMCO AGGREGATE FIXED INCOME FUND  President's Letter








                                              June 9, 1999



Dear Shareholder:

We are pleased to provide you with information about the SAMCO Fund, Inc. - Fixed Income Portfolio, Class A (the "Fund"), for the semi-annual period ended April 30, 1999. The Fund's shares are listed under the symbol SAMFX.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.


Sincerely,


--------------------------------                  ------------------------------


Christina Seix, Chairman                          John Talty, President








SAMCO FUND, INC.

SAMCO FIXED INCOME PORTFOLIO - Portfolio of Investments


April 30, 1999 (unaudited)                                                     Par/Face         Value*
----------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS: 52.2%
U.S. Government Agency Obligations and Pass-Through Certificates: 34.8%
FHLMC (TBA), 6.000% due 6/21/14                                                 $ 875,000       $ 868,700
FHLMC (TBA), 6.500% due 6/16/29                                                   180,000         179,208
FHLMC, 7.500% due 10/1/28                                                         178,096         183,109
FHLMC, 8.500% due 6/1/12                                                          587,088         610,820
FNMA Global Note, 4.625% due 10/15/01                                             330,000         324,816
FNMA Global Note, 5.125% due 2/13/04                                            1,625,000       1,590,067
FNMA (TBA), 6.000% due 6/21/14                                                  1,100,000       1,067,000
FNMA (TBA), 6.000% due 6/16/29                                                    195,000         189,150
FNMA (TBA), 6.500% due 6/21/14                                                    770,000         765,688
FNMA (TBA), 6.500% due 6/16/29                                                  1,885,000       1,874,444
FNMA (TBA), 7.000% due 6/16/29                                                  4,015,000       4,070,407
FNMA (TBA), 7.500% due 6/16/29                                                  1,060,000       1,089,786
FNMA, 7.500% due 2/1/29                                                            98,551         101,325
FNMA, 9.500% due 5/1/18                                                           108,470         115,792
GNMA, 7.000% due 3/15/29                                                          407,147         413,480
GNMA, 7.500% due 12/15/28                                                         124,607         128,492
GNMA, 7.500% due 1/15/29                                                          153,153         157,928
GNMA, 7.500% due 3/15/29                                                          489,545         504,809
GNMA, 7.500% due 4/15/29                                                        1,350,000       1,392,092
GNMA, 8.500% due 9/15/23                                                          174,490         184,524
Tennessee Valley Authority, 6.375% due 6/15/05                                    145,000         155,185
                                                                                            --------------
   Total U.S. Government Agency Pass-Through Certificates (Cost -  $16,038,631)                15,966,822
                                                                                            --------------

U.S. Government Agency Collateralized Mortgage Oblibations: 0.9%
FHLMC, Ser. 1944, Class GB, 7.500% due 4/17/24                                    125,000         128,022
FNMA, Ser. 1997-15, Class B, 7.500% due 7/18/25                                   255,000         262,166
                                                                                            --------------
                                                                                            --------------
   Total U.S. Government Agency Collateralized Mortgage Obligations (Cost -  $386,512)            390,188
                                                                                            --------------

U.S. Treasury Obligations: 16.5%
U.S. Treasury Note, 6.750% due 4/30/00                                            800,000         813,750
U.S. Treasury Note, 5.750% due 10/31/00                                           180,000         181,800
U.S. Treasury Note, 8.000% due 5/15/01                                            275,000         290,211
U.S. Treasury Note, 6.375% due 9/30/01                                          1,300,000       1,336,155
U.S. Treasury Note, 6.250% due 2/15/03                                             30,000          31,013
U.S. Treasury Note, 5.750% due 4/30/03                                            350,000         355,906
U.S. Treasury Note, 5.750% due 8/15/03                                            430,000         437,525
U.S. Treasury Note, 4.250% due 11/15/03                                           560,000         537,600
U.S. Treasury Note, 5.875% due 2/15/04                                            200,000         205,125
U.S. Treasury Note, 6.500% due 8/15/05                                            780,000         826,557
U.S. Treasury Note, 5.875% due 11/15/05                                            55,000          56,530
U.S. Treasury Note, 4.750% due 11/15/08                                           545,000         520,475
U.S. Treasury Note, 4.750% due 2/15/04                                            420,000         411,600
U.S. Treasury Bond, 5.250% due 11/15/28                                           595,000         544,461
U.S. Treasury Bond, 9.250% due 2/15/16                                            180,000         243,506
U.S. Treasury Bond, 8.750% due 5/15/17                                            435,000         570,258
U.S. Treasury Bond, 5.250% due 2/15/29                                            220,000         206,594
                                                                                            --------------
   Total U.S. Treasury Obligations (Cost -  $7,653,220)                                         7,569,066
                                                                                            --------------

   Total U.S. Government & Agency Obligations (Cost -  $24,078,363)                            23,926,076
                                                                                            --------------



CORPORATE OBLIGATIONS:  44.9%
Airlines: 2.8%
American Airlines Inc., Ser. 1991-A, Class A-1, 9.710% due 1/2/07                 127,817         139,617
Delta Airlines, Inc., 9.750% due 5/15/21                                          225,000         268,991
Northwest Airlines Corp., 8.130% due 2/1/14                                       425,000         424,387
U.S. Airways (144A), Inc., 6.820% due 7/30/14                                     535,000         471,336
                                                                                            --------------
                                                                                                1,304,331
                                                                                            --------------

Banks: 5.2%
Bacob Bank S-C (144A), 7.250% due 9/29/49                                       $ 450,000       $ 430,162
Banc One Corp., 7.250% due 8/1/02                                                 170,000         176,625
Bank of America Corp., 5.215% due 9/11/01                                         360,000         360,036
Citicorp (FRN), 5.930% due 8/10/00                                                395,000         395,474
Credit Suisse First Boston, London (144A), 7.900% due 5/1/07                      465,000         475,768
First Chicago NBD One (FRN), 5.372% due 7/3/00                                    200,000         200,191
Fleet National Bank, 5.075% due 2/1/01                                            355,000         354,716
                                                                                            --------------
                                                                                                2,392,972
                                                                                            --------------

Finance: 12.2%
AFLAC Inc. (144A), 6.500% due 4/15/09                                             390,000         384,395
Associates Corp. NA, 5.875% due 7/15/02                                            90,000          90,025
AT & T Capital Corp., 7.500% due 11/15/00                                         220,000         225,423
Case Credit Corp., 6.150% due 3/1/02                                              320,000         319,690
Cendant Corp., 7.500% due 12/1/00                                                 225,000         229,113
Countrywide Home Loans Inc., 5.620% due 10/16/00                                  250,000         248,856
Ford Motor Credit Corp., 5.800% due 1/12/09                                       100,000          95,632
Fremont General Corp., 7.875% due 3/17/09                                         610,000         609,628
General Electric Capital Corp., 8.625% due 6/15/08                                245,000         286,744
General Motors Acceptance Corp. (FRN), 5.216% due 7/30/01                         350,000         350,910
Goldman Sachs Group LP (144A), 7.800% due 7/15/02                                 380,000         399,071
Heller Financial Inc., 5.870% due 11/1/00                                         295,000         295,758
Household Finance, Corp. (FRN), 5.380% due 9/27/00                                330,000         329,868
Household Netherlands BV (Yankee), 5.750% due 12/1/03                             265,000         265,339
Lehman Brothers Holdings, 6.625% due 2/5/06                                       320,000         316,055
Lehman Brothers, Inc., 7.250% due 4/15/03                                         310,000         318,083
Salomon Smith Barney Holdings Inc., 6.750% due 2/15/03                            325,000         333,072
WMC Finance (USA) Ltd., 7.350% due 12/1/26                                        480,000         479,961
                                                                                            --------------
                                                                                                5,577,623
                                                                                            --------------

Industrial: 12.9%
Bayard Drilling Technologies , Inc., 11.000% due 6/30/05                          390,000         449,839
Champion Enterprises, 7.625% due 5/15/09                                          305,000         301,316
Comdisco, Inc., 6.380% due 6/25/01                                                250,000         251,170
Comdisco, Inc., 6.130% due 8/1/01                                                 105,000         105,127
Corning, Inc., 6.850% due 3/1/29                                                  295,000         290,432
Cummins Engine Co., Inc., 5.650% due 3/1/2098                                     325,000         227,256
Equistar Chemical LP (144A), 8.750% due 2/15/09                                   120,000         125,421
Greyhound Lines, Inc, 11.500% due 4/15/07                                         535,000         616,877
IBM Corp., 7.125% due 12/1/2096                                                   460,000         471,317
ICI Wilmington, Inc., 6.750% due 9/15/02                                          335,000         340,719
Kern River Funding Corp. (144A), 6.720% due 9/30/01                               310,000         313,159
Methanex Corp. (Yankee), 7.750% due 8/15/05                                       315,000         306,578
Methanex Corp. (Yankee), 7.400% due 8/15/02                                       215,000         211,342
Midamerican Funding LLC, 6.339% due 3/1/09                                        340,000         337,106
Shopko Stores, Inc., 6.500% due 8/15/03                                           110,000         108,715
Owens Corning, 7.000% due 3/15/09                                                 525,000         513,801
Unova, Inc., 6.875% due 3/15/05                                                   440,000         433,550
Vulcan Materials, 5.750% due 4/1/04                                               505,000         500,531
                                                                                            --------------
                                                                                                5,904,256
                                                                                            --------------

Insurance: 4.7%
Amerus Life Holdings, Inc., 6.950% due 6/15/05                                    145,000         142,867
Chartwell Re Holdings Corp., 10.250% due 3/1/04                                   305,000         314,531
Florida Windstorm Underwriting Assoc. (144A), 6.500% due 8/25/02                  300,000         301,019
Lumbermens Mutual Casualty (144A), 8.300% due 12/1/37                             290,000         289,003
Mutual Life Insurance Co. - NY (144A), 11.250% due 8/15/24                        790,000       1,118,909
                                                                                            --------------
                                                                                                2,166,329
                                                                                            --------------

Insured Project: 1.4%
Ras Laffan-Lincs (144A), Ser. 1997-11, 7.850% due 3/18/14                         585,000         638,371
                                                                                            --------------


Telecommunications: 2.4%
Sprint Capital Corp, 6.875% due 11/15/28                                        $ 425,000       $ 411,934
TCI Communications, 8.750% due 8/1/15                                             335,000         402,944
Telecom Newzealand  Finance, 6.250% due 2/10/03                                   280,000         282,351
                                                                                            --------------
                                                                                            --------------
                                                                                                1,097,229
                                                                                            --------------

Utilities: 3.3%
Duquesne Light Co., 8.700% due 6/1/16                                             205,000         226,109
East Coast Power LLC (144A), 7.066% due 3/31/12                                   415,000         406,189
EdperBrascan Corp., 7.125% due 12/16/03                                           415,000         415,517
Pennsylvania Power and Light, Inc., 7.700% due 10/1/09                            215,000         243,700
PSI Energy, Inc. (144A), 6.000% due 12/14/01                                      230,000         228,618
                                                                                            --------------
                                                                                                1,520,133
                                                                                            --------------

   Total Corporate Obligations (Cost -  $20,762,085)                                           20,601,244
                                                                                            --------------




Preferred Stocks: 5.0%                                                          Shares
                                                                             -------------
BCI US Funding, 8.010% due 12/29/49                                               315,000         315,650
Centaur Funding Corp. (144A), 9.080% due 4/21/20                                    1,165       1,295,334
Duke Realty Investments, Inc., 7.990% due 10/1/12                                   8,850         422,264
National Westminster Bank , PLC, 8.625% due 4/9/02                                 10,000         263,125
                                                                                            --------------
   Total Preferred Stocks (Cost -  $2,294,854)                                                  2,296,373
                                                                                            --------------

ASSET-BACKED SECURITIES: 15.1%                                                 Par/Face
                                                                             -------------
AFC Home Equity Loan Trust (FRN), Ser. 1999-1, Class 2A1, 5.319% due 2/24/29      352,834         352,905
American Express Master Trust (FRN), Ser. 1996-2, Class A, 5.398% due 8/15/02     320,000         320,182
AT&T Universal Card (FRN), Ser. 1996-1, Class A, 5.125% due 4/17/03               360,000         360,821
AT&T Universal Card Trust (FRN), Ser. 1996-3, Class A, 5.600% due 9/17/03         320,000         320,227
BA Master Credit Card Trust (FRN), Ser. 1997-A, Class A, 5.388% due 7/15/04       315,000         314,978
Chase Credit Card Master Trust (FRN), Ser. 1998-6, Class A, 5.309% due 9/15/04    335,000         335,034
Countrywide Home Equity Loan (FRN), Ser. 1997-C, Class A, 5.106% due 9/15/22      235,019         234,575
Countrywide Home Equity Trust (FRN), Ser. 1998-A, Class A, 5.846% due 3/15/24     394,889         394,771
Discover Card Master Trust (FRN), Ser. 1996-1, Class A, 5.705% due 7/16/03        325,000         325,484
Discover Card Master Trust I, Ser. 1997-2, Class A, 6.792% due 4/16/10            255,000         256,744
EQCC Home Equity Loan Trust (FRN), Ser. 1998-4, Class A1F, 5.984% due 1/15/29     317,755         317,946
First Chicago Master Trust II (FRN), Ser. 1998-V, Class A, 5.820% due 10/15/03    335,000         334,799
First USA Credit Card Master Trust (FRN), Ser. 1996-1, Class A, 5.063% due 11/15/0365,000         364,547
First USA Credit Card Trust (FRN), Ser. 1995-5, Class A, 5.730% due 4/15/03       315,000         315,413
First USA Credit Card Master Trust (FRN), Ser. 1994-8 Class A, 5.640% due 6/15/04 355,000         354,460
Fleet Credit Card Master Trust (FRN), Ser. 1995-F, Class A2, 5.468% due 8/1/03    320,000         320,534
Green Tree Home Equity Loan Trust (FRN) , Ser. 1999-A, Class A1B, 5.217% due 2/15/183,995         183,940
Household Affinity Credit Card Master Trust I (FRN), Ser. 1994-1, Class A, 5.685% 100,0005/99     100,039
Household Affinity Credit Card Master Trust I (FRN), Ser. 1995-1, Class A, 5.138% d70,0005/02      70,056
MBNA Master Credit Card Trust (FRN), Ser. 1996-H, Class A, 5.500% due 1/15/04     320,000         320,064
Merrill Lynch Home Equity Loan (FRN), Ser. 1997-1, Class A, 5.119% due 9/25/27     27,276          27,200
People's Bank Credit Card Master Trust (FRN), Ser. 1996-1, Class A, 5.138% due 11/325,000         325,406
People's Bank Credit Card Master Trust (FRN), Ser. 1997-1, Class A, 5.807% due 10/320,000         320,128
Saxon Asset Securities Trust (FRN), Ser. 1999-1, Class AVI, 5.240% due 2/25/29    376,974         377,313
                                                                                            --------------
                                                                                            --------------
   Total Asset-Backed Securities (Cost - $6,947,152)                                            6,947,566
                                                                                            --------------


Repurchase Agreement: 2.9%
Investors Bank & Trust Company Repurchase Agreement, 4.25% due 5/3/99 in the amount of        $ 1,360,130
                                                                                            --------------
$1,360,611; Issued 4/30/99 (collateralized by $1,385,244 par of Federal National
Mortgage  Associaton ARM, 6.874%% due 6/01/23 with a market value of $1,428,197)
(Cost - $1,360,130)


Total Investments: 120.1% (cost - $55,442,584)                                                 55,131,389
                                                                                            --------------

LIABILITIES, NET OF OTHER ASSETS: (20.1%)                                                      (9,243,306)
-----------------------------------------
                                                                                            --------------

NET ASSETS: 100.0%
Applicable to 4,586,515 outstanding $.001 par value shares
(authorized 2,500,000,000 shares)                                                            $ 45,888,083
                                                                                            ==============

Net Asset Value, Offering and Redemption Price Per Share                                          $ 10.01
                                                                                            ==============


*         See note 2 to the Financial Statements
(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 1999, the aggregate value of the securities is $6,876,755 or 15.0% of net assets.
ARM       Adjustable Rate Mortgage
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FRN       Floating Rate Note
GNMA      Government National Mortgage Association
TBA       To Be Announced - Security is subject to delayed delivery.
Yankee    U.S. Dollar denominated bonds issued by non-U.S. entities in the U.S.













          See Notes to the Financial Statements





SAMCO FUND, INC.

SAMCO FIXED INCOME PORTFOLIO - Statement of Assets and Liabilities April 30, 1999 (unaudited)
--------------------------------------------------------------------------------


Assets
Investments, at value (cost $54,082,454)(Note 2)                                                                  $ 53,771,259
Repurchase agreement (cost $1,360,130)(Note 5)                                                                       1,360,130
Receivable for securities sold                                                                                      14,759,180
Interest receivable                                                                                                    506,386
Organizational expenses                                                                                                 69,998
Receivable from investment advisor                                                                                      35,325
                                                                                                                  -------------
        Total assets                                                                                                70,502,278
                                                                                                                  -------------

Liabilities
Payable for securities purchased                                                                                    24,467,138
Payable for capital shares redeemed                                                                                    100,000
Dividends payable                                                                                                       13,429
Accrued expenses and other liabilities                                                                                  33,628
                                                                                                                  -------------
        Total liabilities                                                                                           24,614,195
                                                                                                                  -------------

Net Assets (equivalent to $10.01 per share based on 4,586,515 shares
        outstanding)                                                                                              $ 45,888,083
                                                                                                                  =============

Composition of Net Assets
Paid-in capital                                                                                                   $ 46,439,797
Undistributed net investment income                                                                                     89,751
Net accumulated realized loss on investments                                                                          (330,270)
Net unrealized depreciation on investments                                                                            (311,195)
                                                                                                                  =============
     Net assets applicable to capital stock outstanding                                                           $ 45,888,083
                                                                                                                  =============



--------------------------------------------------------------------------------

        See Notes to the Financial Statements









SAMCO FUND, INC.

SAMCO FIXED INCOME PORTFOLIO - Statement of Operations For the six months ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------


Investment Income
Dividend income                                                                                      $ 17,119
Less:  withholding taxes                                                                               (1,348)
                                                                                                --------------
        Net dividend income                                                                            15,771
Interest income                                                                                     1,315,677
                                                                                                --------------
        Total income                                                                                1,331,448
                                                                                                --------------

Expenses
Administration fees                                                                                    67,643
Investment advisory fees (Note 2)                                                                      56,370
Custodian fees                                                                                         24,708
Audit fees                                                                                             12,500
Amortization of organizational costs                                                                    9,545
State registration filing fees                                                                          7,740
Insurance expense                                                                                       4,000
Legal fees                                                                                              3,981
Directors fees and expenses                                                                             3,500
Transfer agent fees                                                                                     1,148
SEC filing fees                                                                                           940
Miscellaneous fees and expenses                                                                         2,084
                                                                                                --------------
        Total operating expenses                                                                      194,159
        Waiver of investment advisory and administration fees and
            reimbursement of other expenses                                                           (92,693)
                                                                                                --------------
        Net expenses                                                                                  101,466
                                                                                                --------------
                                                                                                --------------
Net investment income                                                                               1,229,982
                                                                                                --------------

Net Realized and Unrealized Loss on Investments
Net realized loss on investments                                                                     (294,895)
Net change in unrealized depreciation on investments                                                 (399,492)
                                                                                                --------------
        Net realized and unrealized loss on investments                                              (694,387)
                                                                                                --------------
                                                                                                ==============
        Net increase in net assets resulting from operations                                        $ 535,595
                                                                                                ==============


--------------------------------------------------------------------------------

        See Notes to the Financial Statements







SAMCO FUND, INC.

SAMCO FIXED INCOME PORTFOLIO - Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------------
                                                                            Six Months Ended       Period from
                                                                           April 30, 1999       Decmeber 30, 1997*
                                                                             (unaudited)        to October 31, 1998
                                                                         --------------------   -------------------
Net Increase (Decrease) in Net Assets Resulting from Operations
Net investment income                                                            $ 1,229,982             $ 915,069
Net realized gain (loss) from investments                                           (294,895)              473,249
Net change in unrealized appreciation (depreciation) on investments                 (399,492)               88,297
                                                                         --------------------   -------------------
Net increase in net assets resulting from operations                                 535,595             1,476,615
                                                                         --------------------   -------------------

Distributions to Shareholders
From net investment income                                                        (1,177,516)             (877,784)
From net realized gains on investments                                              (508,624)                    -
                                                                         --------------------   -------------------
Total distributions to shareholders                                               (1,686,140)             (877,784)

Capital Share Transactions (Note 6)                                                3,139,917            43,199,880
                                                                         --------------------   -------------------

Total increase in net assets                                                       1,989,372            43,798,711

Net Assets
     Beginning of period                                                          43,898,711               100,000
                                                                         --------------------   -------------------
                                                                         --------------------   -------------------
     End of period                                                                45,888,083            43,898,711
                                                                         --------------------   -------------------

Undistributed net investment income, end of period                                  $ 89,751              $ 37,285
                                                                         ====================   ===================

-------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
     See Notes to the Financial Statements







SAMCO FUND, INC.



SAMCO Fixed Income Portfolio - Financial Highlights                           Six months      Period from
                                                                             ended 4/30/99      12/30/97*
For a share outstanding throughout the period                                (unaudited)      to 10/31/98
----------------------------------------------------------------------------------------------------------

Per Share Data
Net asset value, beginning of period                                               $10.26          $10.00
                                                                            --------------   -------------

Increases From Investment Operations
Net investment income                                                                0.01            0.21

Net realized and unrealized gain on investments                                      0.11            0.46
                                                                            --------------   -------------

     Total from investment operations                                                0.12            0.67
                                                                            --------------   -------------

Less Distributions
From net investment income                                                          (0.26)          (0.41)
From net realized gains on investments                                              (0.11)              -
                                                                                             -------------
                                                                            --------------
        Total distributions                                                         (0.37)          (0.41)
                                                                            --------------   -------------

Net asset value, end of period                                                     $10.01          $10.26
                                                                            ==============   =============

Total Return (a)                                                                    1.22%           6.87%

Ratios/Supplemental Data
Net assets, end of period (000's)                                                 $45,888         $43,899

Ratio of expenses to average net assets (b)                                         0.45%           0.45%

Ratio of expenses to average net assets before expense waivers
     and reimbursement of other expenses (b)                                        0.86%           1.03%

Ratio of net investment income to average net assets (b)                            5.45%           5.17%

Portfolio turnover (a)                                                               308%            478%

----------------------------------------------------------------------------------------------------------

     See Notes to the Financial Statements



(a)  Not Annualized
(b)  Annualized
*    Commencement of Investment Operations







SAMCO FUND, INC.

--------------------------------------------------------------------------------
SAMCO FIXED INCOME PORTFOLIO - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 1999 (unaudited)


1. Organization

The SAMCO Fund, Inc. (the "Company"), a series fund, was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Company currently has one active portfolio, the SAMCO Fixed Income Portfolio - Class A (the "Fund"). The unamortized balance of organizational expenses at April 30, 1999 was $69,998. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by the Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption. On June 10, 1999, the Board of Directors approved a change in the name of the Company to SAMCO Funds, Inc. and a change in the name of the Fund to SAMCO Aggregate Fixed Income Fund - Class A. A second fund, the SAMCO Intermediate Fixed Income Fund - Class A, is scheduled to begin on June 30, 1999.


Investment Objective

The Fund is designed to provide investors with a total return which consistently exceeds the total return of the broad U.S. investment grade bond market. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture.

2. Summary of Significant Accounting Policies

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

There is no provision for Federal income or excise tax since the Fund intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income.


Valuation

Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

SAMCO FUND, INC.

--------------------------------------------------------------------------------
SAMCO FIXED INCOME PORTFOLIO - NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
APRIL 30, 1999 (unaudited)
14



2.  Summary  of   Significant   Accounting   Policies
(continued)

Dividends to Shareholders

It is the policy of the Fund to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which may reverse in a subsequent period.

Organization Expenses

The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the investment advisor purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment  Advisory  Agreement and Administration
Agreement

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets.

Pursuant to its  Administration  Agreement,  Investors  Capital  Services,  Inc.
(formerly AMT Capital Services, Inc.) (the "Administrator"), two employees of which serve as officers of the Company, earns a fee for providing fund administration services to the Company. The Company pays the Administrator a monthly fee at an annual rate not to exceed 0.20% of the Fund's average daily net assets and reimburses for out-of-pocket expenses pursuant to the Administration Agreement from which all non-advisory expenses are paid. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $50,000 for services provided to the Company for the first twelve months after the fund commenced operations. The Administrator reimburses the fund for expenses exceeding 0.45% of average daily net assets, to the extent of fees earned. The Administrator has waived $58,985 in fees during this fiscal year.

The Investment Adviser has agreed to voluntarily waive a portion of its fee and reimburse the fund for expenses to the extent not already reimbursed by the Administrator. During the period ended April 30, 1999, the Investment Adviser voluntarily waived $22,548 of it's advisory fees, and reimbursed $11,160 for other expenses.

Directors' fees of $3,500 were paid by the Fund and paid for the six months ended April 30, 1999 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser receive an annual retainer of $1,000, payable quarterly and $500 per meeting attended.

Investment Transactions
Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 1999 were as follows:



       Purchases               Purchases                Sales                  Sales
    U.S. Government        Other Securities        U.S. Government       Other Securities
------------------------ ---------------------- ---------------------- ----------------------
     $118,998,675             $50,988,782           $124,515,134            $39,867,341

The components of net unrealized depreciation of investments based on Federal tax cost at April 30, 1999 for the Fund were as follows:

                                                                         Cost for Federal
     Appreciation            Depreciation         Net Depreciation         Tax Purposes
------------------------ ---------------------- ---------------------- ----------------------
        $84,810               ($396,005)             ($311,195)             $55,442,584


5. Repurchase Agreements

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date.

The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of April 30, 1999, there were 2,500,000,000 shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:


                                For the six months                     For the period from
                                ended 4/30/99                          12/30/97* to 10/31/98

                                 Shares              Amount              Shares              Amount
                            ------------------ ------------------- ------------------- --------------------

      Shares Sold                                     $ 2,104,717           4,192,818         $42,406,781
                                 203,970
     Shares Reinvested                                  1,535,200              77,716
                                 151,637                                                    793,099
     Shares Redeemed                                    (500,000)                   -                   -
                                (49,626)
                            ------------------ ------------------- ------------------- -------------------
      Net Increase                                    $ 3,139,917           4,270,534          $43,199,880
                                 305,981
                            ================== =================== =================== ====================


-------------------------------------------------------------------------------------------------------------------



*  Commencement of Operations




OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
OFFICERS AND DIRECTORS                                    INVESTMENT ADVISER

Christina Seix                                            Seix Investment Advisors Inc.
Chairman and Director                                     300 Tice Blvd.
    of the Fund                                           Woodcliff Lake,  NJ  07675

                                                          ADMINISTRATOR
John G. Talty
President and Director                                    Investors Capital Services, Inc.
    of the Fund                                           600 Fifth Avenue, 26th Floor
                                                          New York, NY  10020
John R. O'Brien
Director of the Fund                                      DISTRIBUTOR

John E. Manley, Sr.                                       AMT Capital Securities, L.L.C.
Director of the Fund                                      399 Park Avenue, 37th Floor
                                                          New York, NY  10012
Peter Bourke
Assistant Secretary and                                   CUSTODIAN AND FUND  ACCOUNTING AGENT
    Director of the Fund
                                                          Investors Bank & Trust Company
William E. Vastardis                                      P.O. Box 9130
Secretary and Treasurer                                   Boston, MA  02117
    of the Fund
                                                          TRANSFER AND DIVIDEND DISBURSING AGENT
Carla E. Dearing
Assistant Treasurer                                       Investors Bank & Trust Company
    of the Fund                                           P.O. Box 9130
                                                          Boston, MA  02117

                                                          LEGAL COUNSEL

                                                          Dechert Price & Rhoads
                                                          1500 K Street, N.W.
                                                          Washington, D.C.  20005-1208

                                                          INDEPENDENT AUDITORS

                                                          Ernst & Young LLP
                                                          787 Seventh Avenue
                                                          New York, NY  10019
